Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other liabilities
24	Other liabilities

	12/31/2021	12/31/2020
Provision for creditors and various suppliers	239,901	219,867
Lease financial liabilities (Note 24 a)	137,085	111,328
Payments to be processed	48,639	44,732
Contract liabilities (a)	48,943	38,867
Agreements to be transferred	37,301	28,923
Provisions for salaries, vacations and other labor charges	44,684	21,518
Administrative check	7	4,235
Other liabilities	27,439	3,005
Financing to be released	17,704	2,638
Foreign exchange transactions	1,212	—
Payable Dividends	11	7
Other	14,424	300
Total other liabilities	617,349	475,420
(a)	Contract liabilities: The balance consists of amounts received, not yet recognized in the income statement arising from the exclusive contract for insurance products signed between the subsidary Inter Digital Corretora and Consultoria de Seguros Ltda. (“Inter Seguros”) and Liberty Seguros.
a.	Lease liability

The rollforward of lease liabilities is as follows:

Balance on January 1, 2021	111,328
New contracts	12,486
Payments	(29,793)
Accrued interest	43,064
Balance on December 31, 2021	137,085

Balance on January 1, 2020	70,460
New contracts	52,528
Payments	(29,909)
Accrued interest	18,249
Balance on December 31, 2020	111,328

Lease maturity

The maturity of the lease liabilities on December 31, 2021 is as follows:

●	BRL 2,765 within 1 year;
●	BRL 12,486 between 1 and 5 years; and
●	BRL 121,834 more than 5 years.